Fees and Expenses - TIFF Multi-Asset Fund	Jul. 01, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	Management Fees, Other Expenses and Total Annual Fund Operating Expenses have been restated to show an estimate of what the Fund’s expenses would have been in 2025 had the fee schedules in the new money manager agreements with Fidelity and Phoenix and the amended and restated fee schedule with CenterBook been in effect during 2025.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses does not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment):
None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees [a]	1.05%
Other Expenses [a]	0.53%
Other Expenses	0.46%
Expenses for Securities Sold Short	0.07%
Acquired Fund Fees and Expenses	0.74%
Fee Waiver	(0.03)%
Total Fund Operating Expenses After Fee Waiver [a], [b]	2.29%

[a]	Management Fees, Other Expenses and Total Annual Fund Operating Expenses have been restated to show an estimate of what the Fund’s expenses would have been in 2025 had the fee schedules in the new money manager agreements with Fidelity and Phoenix and the amended and restated fee schedule with CenterBook been in effect during 2025. In each case, the restated fees and expenses show only the effects of the asset-based portion of the fee schedules but not the performance-based portion of the fee schedules.

[b]	Total Annual Fund Operating Expenses does not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$232	$715	$1,224	$2,621

Expense Example Closing [Text Block]	Please keep this supplement for future reference.